Supplement to the
Fidelity Mortgage Securities Fund
October 30, 2009
Prospectus

The following information replaces the biographical information for William Irving found in the "Fund Management" section on page 24.

William Irving is lead manager of the fund, which he has managed since April 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Franco Castagliuolo is co-manager of the fund, which he has managed since December 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has served as a research associate and portfolio manager.

MOR-09-02 December 8, 2009
1.708462.118

Supplement to the
Fidelity® Advisor Mortgage Securities Fund
Class A, Class T, Class B, and Class C
October 30, 2009
Prospectus

The following information replaces the biographical information for William Irving found in the "Fund Management" section on page 25.

William Irving is lead manager of the fund, which he has managed since April 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Franco Castagliuolo is co-manager of the fund, which he has managed since December 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has served as a research associate and portfolio manager.

AMOR-09-03 December 8, 2009
1.756217.125

Supplement to the
Fidelity® Advisor
Mortgage Securities Fund
Institutional Class
October 30, 2009
Prospectus

The following information replaces the biographical information for William Irving found in the "Fund Management" section on page 24.

William Irving is lead manager of the fund, which he has managed since April 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Franco Castagliuolo is co-manager of the fund, which he has managed since December 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has served as a research associate and portfolio manager.

AMORI-09-03 December 8, 2009
1.756216.118